UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2012

Date of reporting period:  November 30, 2011

Item 1. Reports to Stockholders.

Semi-Annual Report

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

November 30, 2011

Investment Adviser

M.D. Sass Investors Services, Inc.
1185 Avenue of the Americas
18th Floor
New York, New York 10036

Phone: 1-855-MDS-FUND (1-855-637-3863)

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	7
INVESTMENT HIGHLIGHTS	8
SCHEDULE OF INVESTMENTS	10
STATEMENT OF ASSETS AND LIABILITIES	18
STATEMENT OF OPERATIONS	19
STATEMENT OF CHANGES IN NET ASSETS	20
FINANCIAL HIGHLIGHTS	21
NOTES TO FINANCIAL STATEMENTS	22
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT	26
NOTICE OF PRIVACY POLICY & PRACTICES	28
ADDITIONAL INFORMATION	29

Dear Shareholder:

Performance: As shown in the following chart, the Fund has performed very favorably in the current exceptionally low yield environment.  Since its inception on June 30, 2011, for the 5-month period ending November 30, 2011, the M.D.  Sass 1-3 Year Duration U.S.  Agency Bond Fund has generated a return of 1.80%.  By way of comparison, the Merrill Lynch U.S. Treasuries 1-3 Year Index returned 0.63% for the July-November 2011 period.  We also show returns for both the 1 Month and 1 Year London Interbank Offered Rate (LIBOR) below:

6/30/11
through 11/30/11
M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund	1.80%
Merrill Lynch 1-3 U.S. Year Treasury Index	0.63%
1 Year LIBOR	0.03%
1 Month LIBOR	0.09%

Market Review: Capital markets remained risk averse during the period given the slower economic growth trajectory in the U.S., sovereign debt and bank concerns in Europe, and a general global economic slowdown.  Real U.S. Gross Domestic Product growth of 1.3% for the 2nd quarter and 2.0% for the 3rd quarter indicated a below-trend economic recovery with sluggish job creation.  Global financial turmoil, as related to the European sovereign debt and financial sector distress also added “significant downside risks to the economic outlook” according to the Fed (Federal Open Market Committee – FOMC – November 2, 2011 Meeting Statement).  Global Purchasing Manager Indices also indicated economic slowdown in both the Euro-zone and Emerging Market economies.  Lastly, rating agency actions, including Standard & Poor’s downgrade of the US long-term sovereign credit rating, and Moody’s downgrade of numerous financial institutions (e.g. Societe Generale, Bank of America) also added uncertainty to the already volatile capital markets.

Policymakers have reacted with a series of monetary and fiscal policy initiatives.  Here in the U.S., the Fed (in August) committed to keep the policy rate at “exceptionally low levels for the federal funds rate at least through mid-2013” (FOMC – November 2, 2011 Meeting Statement).  In September, the Fed announced an effective “Operation Twist” of the Treasury curve, i.e. committing to extend the maturity of its Treasury portfolio, by selling $400 billion of shorter-maturity Treasury securities by the end of June 2012, and buying an equal amount of longer-maturity Treasury securities.  The FOMC also decided to reinvest principal payments from its holdings of agency debt and agency mortgage-backed securities (MBS) back into agency MBS to “support conditions in mortgage markets” (FOMC September 21, 2011 Meeting Statement).  Overseas, the European Union has provided additional support measures to peripheral sovereign states, and the European Central Bank (ECB) surprised the market by cutting rates 25bps to 1.25% and expanding its purchases of peripheral sovereign debts through the Securities Markets Programme (SMP).

That said, fiscal restraints remained challenging on both sides of the Atlantic.  In the U.S., the Joint Select Committee on Deficit Reduction announced mid-November that they were unable to come to a bipartisan agreement on deficit reduction of $1.2 trillion.  The Office of Management and Budget (OMB) will be required to impose automatic cuts on future government programs, which implies reduced fiscal policy stimulus in the future.  In Europe, fiscal austerity measures and banking system tensions have further intensified the Euro-area economic slowdown.

Market Data: The following charts illustrate key market metrics as of November 30, 2011 and relative to the start of the period:

	6/30/2011	11/30/2011	Change
2-Year U.S. Treasury yield	0.46%	0.25%	-0.20%
5-Year U.S. Treasury yield	1.76%	0.95%	-0.81%
10-Year U.S. Treasury yield	3.16%	2.07%	-1.09%

	1-Year ago	6/30/2011	11/30/2011
3-Month Treasury Bill yield	0.16%	0.01%	0.00%
2-Year U.S. Treasury yield	0.45%	0.46%	0.25%
5-Year U.S. Treasury yield	1.47%	1.76%	0.95%
10-Year U.S. Treasury yield	2.80%	3.16%	2.07%
2-Year AAA Municipal General Obligation yield	0.70%	0.43%	0.46%
10-Year AAA Municipal General Obligation yield	3.10%	2.67%	2.45%
1-month LIBOR	0.26%	0.19%	0.27%
Dow Jones Industrial Avg. (price)	$11,006.00	$12,414.30	$12,045.70
S&P 500 Index (price)	$1,180.55	$1,320.64	$1,246.96
U.S. $ / Euro	1.30	1.45	1.34
Yen / U.S. $	83.69	80.56	77.62
Gold ($/oz)	$1,386.02	$1,500.18	$1,746.38
Oil	$84.11	$95.42	$100.36

Source: Bloomberg

U.S. Treasuries provided strong relative returns in this period whereas corporate credits benefitted from the decline in interest rates, but their returns were suppressed by concerns that a weakening economy would ultimately hurt corporate profits.  The corporate credit sector lagged considerably (underperforming comparable duration U.S. Treasuries by 496 basis points). U.S. Agency MBS and U.S. Agencies also lagged Treasuries by 214, and 66 basis points, respectively.  In this environment, our carefully selected ultra short term U.S. Government Agency issues outperformed the Merrill Lynch 1-3 Year Treasury Index by a substantial margin of 1.17% (for the 5-month period ending November 30, 2011).

For the 5-month period ending:  11/30/11

Sector	Absolute	Relative (bps)
U.S. Treasuries	6.40%
U.S. Agencies	2.38%	(66)
Corporate Credit	2.78%	(496)
U.S. Agency MBS	2.54%	(214)

Source:	Absolute and relative returns for Barclays Capital U.S. Treasures Index,
U.S. Agencies Index, US Credit Index, and U.S. Agency MBS Index.
Relative returns measure excess returns over duration adjusted Treasuries returns.

Market Outlook: The ultra short term U.S. Agency MBS sector the Fund emphasizes continues to provide high yields compared to other very high quality indices of similar duration, such as the Merrill Lynch 1-3 Year Treasury Index.  Accordingly, we hope to earn this relatively high yield and also have opportunities to add value by purchasing undervalued issues.

• Attractive Valuations:  The U.S. Agency MBS sector offers very attractive valuations relative to U.S. Treasuries, as highlighted by the following exhibit showing the ratio of the yields on U.S. Agency MBS vs. comparable duration U.S. Treasuries (in order to scale nominal rates for the effect of the general level of rates).  In this current environment of very low yields, U.S. Agency MBS stand out as offering a very attractive yield advantage relative to Treasuries.  We anticipate these spreads and ratios trending over time towards their means, which should bode well for the relative performance of U.S. Agency MBS and collateralized mortgage obligations (CMOs) going forward:

•
The “Bernanke Gift”: The Fed has endeavored to sponsor a very friendly environment for the Agency MBS sector.  That is, the commitment to keeping short term rates low well into 2013 serves to encourage investor movement into income oriented products, such as high quality MBS (let alone the spectrum of other income providing investments).  Also significant, consider the recent announcement by the Fed that it will be reinvesting periodic P&I (Principal and Interest) payments from its Agency and Agency MBS portfolio holdings back into U.S. Agency MBS investments.  This announcement seems to favor U.S. Agency MBS valuations; as such reinvestment activity could total roughly an extra $300 billion in demand over the course of next year.

•
“Crowding in the Private Sector”: The Administration in Washington has conveyed a clear intention of bringing back private origination into mortgage finance, while reducing the role of the Government-sponsored enterprises (GSEs).  We anticipate the regulatory authorities (by way of various incremental and gradual policy changes) acting to make for a more difficult environment for prospective borrowers to qualify for a U.S. Agency backed mortgage.  To the extent that such actions induce an element of scarcity to issuance patterns of U.S. Agency MBS, relative yield spreads in this sector could compress which should bode well for the performance of such issues.  We believe this issue to be incremental and intermediate/long-term in its impact.

In summary, we remain optimistic for the future performance of our specialized approach to investing in high quality short duration U.S. Agency MBS.

Important Disclosures

This fund is distributed by Quasar Distributors, LLC.

Past performance is not a guarantee of future results.

This Semi-Annual Report must be preceded or accompanied by a prospectus.

Opinions expressed as those of the Fund, are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  However, this Fund only intends to invest in 1 to 3 year duration securities.   Investments in U.S. Agency Mortgage Backed Securities include additional risks that investors should be aware of such as prepayment risk, extension risk, and possible illiquidity.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings please refer to the Schedule of Investments included in this report.

It is not possible to invest directly in an unmanaged index.

BofA/Merrill Lynch 1-3 U.S. Year Treasury Index:  The BofA Merrill Lynch 1-3 U.S. Year Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than three years.  It is not possible to invest directly in an unmanaged index.

1 Year and 1 Month LIBOR: The London Interbank Offered Rate is the average interbank interest rate at which a group of leading banks in the London money market lend to one another.

Basis Point: A basis point is one hundredth of one percent, or 0.01%.

2, 5, 10 Year and 3 Month U.S. Treasury Bill Yields:  The U.S. Treasury yield curve compares the yields of short-term Treasury bills with long-term Treasury notes.  Treasury bills are issued for terms less than a year.  Treasury notes are issued in terms of 2, 3, 5, and 10 years.  Treasury bonds are issued in terms of 30 years.  They are all called “notes” or “Treasuries” for short.

2 Year AAA Muni G.O.:  AAA-rated municipal bond backed by the taxing authority and general revenue of the issuing entity/jurisdiction and with 2-year of maturity.

10 Year AAA Mini G.O.:  AAA-rated municipal bond backed by the taxing authority and general revenue of the issuing entity/jurisdiction and with 10-year of maturity.

Dow Jones Industrial Average:  The Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq.

S&P 500:  The S&P 500 Index is a capitalization weighted index that measures the performance of those companies that Standard and Poor’s has selected for inclusion.  The S&P 500 Index is unmanaged and may not be invested in directly.

U.S.$ Calculation/Euro Calculation:  Units of U.S.-dollar per one unit of EURO.

Yen/U.S.$ Calculations:  Units of Yen per one unit of U.S.-dollar.

Duration:  A measure of the sensitivity of the price of a fixed-income investment to a change in interest rates.

Citigroup 5 Yr Treasury Index:  The index measures the performance of 5 year maturity Treasuries.

Citigroup 30 Yr FNMA Current Coupon Index:  The index measures the performance of Fannie Mae agency mortgage-backed securities with coupon that equates to current mortgage rate (i.e. with a price equal to par).

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/30/11 - 11/30/11).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses.  In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example.  The example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/30/11	11/30/11	6/30/11 – 11/30/11*
Actual	$1,000.00	$1,018.00	$2.67
Hypothetical (5% return before expenses)	$1,000.00	$1,018.39	$2.68

*
Expenses are equal to the Fund’s annualized expense ratio of 0.63%, multiplied by the average account value over the period, multiplied by 154/366 (to reflect the period from June 30, 2011 to November 30, 2011).

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Investment Highlights
(Unaudited)

The Fund’s investment objective seeks to achieve a high and stable rate of total return, when and as opportunities are available in the context of preserving capital in adverse markets.  To achieve its investment objective, the Fund invests at least 95% of its assets in U.S. Government and agency mortgage-backed securities (“MBS”) and other securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including Ginnie Mae, Fannie Mae and Freddie Mac, as defined below), and collateralized mortgage obligations (“CMOs”), backed by U.S. Government and agency MBS.  Some of the Fund’s investments may be backed by the full faith and credit of the U.S. Government, while others may be supported only by the discretionary authority of the U.S. Government or only by the credit of the issuing agency or instrumentality.

Allocation of Portfolio Holdings
(as a percentage of total investments)

Total Returns as of November 30, 2011
	M.D. Sass 1-3 Year	BofA Merrill	Lipper Short
	Duration U.S. Agency	Lynch 1-3 Year	U.S. Government
	Bond Fund	U.S. Treasury	Funds Index
Three Months	0.20%	0.00%	(0.04)%
Since Inception (6/30/11)	1.80%	0.63%	0.42%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-855-MDS-FUND (1-855-637-3863).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date.  The graph does not reflect any future performance.

Continued

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Investment Highlights (Continued)
(Unaudited)

The BofA Merrill Lynch 1-3 U.S. Year Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than three years.

The Lipper Short U.S. Government Funds category is made up of Funds who invests at least 65% of assets in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of less than three years.

One cannot invest directly in an index.

Growth of $100,000 Investment

*  Inception Date

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments

November 30, 2011 (Unaudited)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES – 96.40%
Fannie Mae Pool
7.000%, 09/01/2014	$116,120	$123,829
7.000%, 06/01/2017	60,037	64,022
6.000%, 09/01/2017	185,269	200,998
5.500%, 03/01/2018	141,386	153,301
4.500%, 05/01/2018	277,349	296,559
4.500%, 06/01/2018	792,074	846,936
4.000%, 07/01/2018	982,719	1,041,408
5.000%, 07/01/2018	152,426	164,605
4.000%, 10/01/2018	637,594	675,672
4.000%, 11/01/2018	136,675	144,837
7.000%, 11/01/2018	52,830	57,066
4.500%, 12/01/2018	556,744	595,305
4.000%, 01/01/2019	1,870,666	1,982,384
4.500%, 02/01/2019	116,995	126,378
4.000%, 04/01/2019	1,152,787	1,221,632
4.500%, 04/01/2019	172,482	184,536
4.500%, 05/01/2019	132,354	142,969
5.000%, 05/01/2019	362,939	391,937
5.500%, 05/01/2019	134,999	146,376
6.000%, 06/01/2019	62,650	68,740
5.000%, 09/01/2019	903,504	976,269
6.000%, 09/01/2019	311,150	337,178
4.500%, 01/01/2020	1,023,075	1,094,577
5.000%, 01/01/2020	159,703	173,062
4.000%, 03/01/2020	99,199	105,123
5.500%, 06/01/2020	163,653	177,751
4.500%, 07/01/2020	124,144	132,820
4.500%, 08/01/2020	215,900	230,854
4.500%, 09/01/2020	484,515	518,377
4.500%, 12/01/2020	581,711	622,003
6.500%, 02/01/2021	358,885	376,249
4.500%, 03/01/2021	310,164	331,647
4.500%, 12/01/2021	1,451,474	1,552,008
4.500%, 05/01/2022	250,095	267,574
5.500%, 08/01/2022	472,728	512,023
6.000%, 08/01/2022	58,925	64,911
5.000%, 05/01/2023	326,582	354,449
5.000%, 06/01/2023	83,445	91,035
5.500%, 06/01/2023	738,244	808,838
5.000%, 07/01/2023	382,366	417,146
5.500%, 09/01/2023	159,430	174,676
4.500%, 10/01/2023	295,675	318,597
5.500%, 10/01/2023	99,001	108,903
5.500%, 11/01/2023	50,603	54,930
5.000%, 12/01/2023	170,280	182,821
5.500%, 03/01/2024	151,550	166,042

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

November 30, 2011 (Unaudited)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES – 96.40% (Continued)
Fannie Mae Pool (Continued)
4.500%, 05/01/2024	$213,219	$229,748
5.000%, 05/01/2024	376,952	411,240
5.500%, 07/01/2025	266,021	291,126
4.500%, 11/01/2025	110,498	118,304
4.726%, 12/01/2026 (a)	47,070	47,295
6.000%, 04/01/2027	86,992	95,530
4.808%, 05/01/2027 (a)	8,749	9,345
6.500%, 01/01/2029	293,223	338,972
6.500%, 03/01/2029	114,560	130,207
5.500%, 12/01/2032	2,466,505	2,692,730
5.500%, 04/01/2033	869,820	949,599
5.500%, 06/01/2033	151,024	164,875
5.500%, 08/01/2033	939,767	1,025,962
5.000%, 12/01/2033	604,675	650,889
5.500%, 11/01/2034	526,010	574,254
5.500%, 02/01/2035	237,543	259,331
5.500%, 03/01/2035	148,720	162,361
5.500%, 04/01/2035	2,921,781	3,189,763
5.500%, 05/01/2035	959,325	1,047,313
5.500%, 09/01/2035	223,275	243,753
5.500%, 11/01/2035	308,609	336,432
5.500%, 08/01/2037	1,294,159	1,412,453
1.478%, 08/01/2042 (a)	34,324	34,476
4.500%, 08/01/2019	254,000	271,751
5.500%, 03/01/2023	1,285,931	1,407,291
5.500%, 08/01/2023	172,281	188,755
5.500%, 10/01/2024	102,777	112,477
5.500%, 02/01/2025	280,921	307,433
6.000%, 05/01/2026	90,738	99,672
6.000%, 06/01/2027	162,694	178,561
5.000%, 03/01/2034	1,982,696	2,134,230
Fannie Mae REMICS
1997-42, 7.000%, 07/18/2012	8,560	8,655
2001-51, 6.000%, 10/25/2016	702,710	753,356
2002-83, 4.500%, 01/25/2017	27,790	27,818
2003-17, 4.500%, 03/25/2017	12,654	12,666
2003-23, 5.000%, 03/25/2017	5,935	5,939
2002-11, 5.500%, 03/25/2017	92,086	97,820
2002-7, 5.500%, 03/25/2017	649,995	694,953
2003-35, 4.000%, 04/25/2017	37,073	37,220
2002-19, 6.000%, 04/25/2017	27,310	29,234
2003-18, 4.000%, 06/25/2017	40,067	40,472
2003-36, 4.500%, 06/25/2017	25,152	25,399
2003-52, 3.500%, 07/25/2017	113,669	115,079
2003-33, 4.000%, 07/25/2017	577,970	584,389
2002-55, 5.500%, 09/25/2017	394,444	422,405
2002-57, 5.500%, 09/25/2017	362,559	387,866

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

November 30, 2011 (Unaudited)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES – 96.40% (Continued)
Fannie Mae REMICS (Continued)
2002-59B, 5.500%, 09/25/2017	$99,880	$107,134
2002-61, 5.500%, 10/25/2017	65,298	70,099
2004-70, 4.500%, 11/25/2017	20,171	20,162
2002-74, 5.000%, 11/25/2017	317,346	339,016
2002-72, 5.500%, 11/25/2017	209,394	224,968
2003-27, 3.500%, 03/25/2018	226,057	233,166
2004-36, 4.000%, 03/25/2018	166,632	170,055
2003-21, 5.000%, 03/25/2018	254,445	272,215
2003-81, 4.500%, 04/25/2018	679,484	706,586
2003-57, 3.500%, 06/25/2018	215,991	226,237
2003-57, 5.000%, 06/25/2018	40,657	43,490
2003-74, 3.750%, 08/25/2018	132,658	139,443
2004-66, 4.500%, 08/25/2018	127,911	128,755
2003-81, 4.500%, 09/25/2018	90,000	97,464
2003-91, 4.500%, 09/25/2018	512,387	552,344
2003-128, 4.000%, 01/25/2019	600,000	645,664
1999-15, 6.000%, 04/25/2019	299,794	327,689
2005-43, 5.000%, 05/25/2019	11,140	11,137
2005-38, 5.000%, 06/25/2019	99,012	102,049
2005-8, 5.000%, 07/25/2019	232,346	241,120
2008-55, 5.000%, 07/25/2019	59,509	63,149
2005-93, 4.500%, 11/25/2019	351,719	363,163
2005-46, 5.000%, 01/25/2020	60,728	61,594
1990-73, 0.633%, 07/25/2020	76,485	70,604
2003-128, 5.000%, 08/25/2020	41,781	41,843
2011-68, 4.500%, 12/25/2020	1,092,601	1,172,963
2004-44, 4.500%, 05/25/2021	21,224	21,333
2010-17, 4.500%, 06/25/2021	877,681	942,728
2011-68, 5.000%, 06/25/2021	868,664	936,883
2004-61, 5.500%, 08/25/2021	60,000	62,731
2008-16, 4.250%, 05/25/2022	563,947	587,813
2003-64, 4.500%, 07/25/2022	877,667	901,106
2003-122, 5.500%, 08/25/2022	245,000	256,755
2003-17, 4.250%, 09/25/2022	72,480	74,610
2003-46, 4.000%, 06/25/2023	59,301	61,600
2003-49, 5.500%, 06/25/2023	136,000	149,208
2006-111, 4.500%, 08/25/2023	84,751	85,636
2004-44, 4.500%, 06/25/2024	1,015,000	1,106,850
2010-57, 5.000%, 07/25/2025	294,287	316,607
2005-29, 5.000%, 05/25/2028	42,311	42,340
2006-9, 5.500%, 07/25/2029	135,429	136,598
2005-48, 5.000%, 03/25/2030	122,307	123,485
2005-87, 5.000%, 07/25/2030	355,000	368,740
2007-65B, 6.000%, 03/25/2031	13,072	13,139
2003-71, 4.100%, 09/25/2031	1,158,869	1,182,688
2001-64, 6.000%, 11/25/2031	794,901	898,902
2002-97, 5.500%, 12/25/2031	65,671	67,484

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

November 30, 2011 (Unaudited)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES – 96.40% (Continued)
Fannie Mae REMICS (Continued)
2003-2, 5.000%, 03/25/2032	$537,023	$547,944
2003-42, 5.500%, 05/25/2032	376,657	383,147
2010-39, 5.000%, 10/25/2032	168,816	179,281
2005-23, 5.500%, 10/25/2032	14,710	14,756
2006-75, 6.500%, 12/25/2033	12,135	12,139
2005-27, 5.500%, 05/25/2034	91,011	101,017
2005-23, 5.000%, 04/25/2035	98,588	108,310
2005-68, 5.750%, 07/25/2035	26,445	28,977
2005-73, 0.494%, 08/25/2035 (a)	785,252	787,010
2007-33, 5.500%, 04/25/2037	31,181	35,513
2009-37, 4.000%, 03/25/2024	209,874	221,622
2005-62, 5.000%, 06/25/2035	76,329	85,557
FHMLC-GNMA
G023, 0.638%, 11/25/2023 (a)	469,718	472,533
Freddie Mac Gold Pool
7.000%, 01/01/2012	622	628
6.000%, 02/01/2017	105,673	113,280
6.500%, 03/01/2017	84,070	91,980
6.000%, 10/01/2017	277,333	301,922
6.500%, 01/01/2018	103,594	110,195
6.000%, 02/01/2018	288,646	314,238
4.500%, 03/01/2018	292,406	309,469
6.000%, 03/01/2018	370,805	403,681
5.000%, 07/01/2018	569,184	612,438
4.500%, 08/01/2018	303,190	320,972
5.000%, 11/01/2018	383,762	409,992
4.500%, 12/01/2018	697,139	742,920
5.500%, 02/01/2019	202,213	218,970
6.000%, 02/01/2019	111,196	121,054
5.000%, 03/01/2019	436,198	469,346
4.500%, 06/01/2019	92,992	99,011
5.000%, 08/01/2019	133,345	143,478
4.000%, 12/01/2019	130,420	137,843
5.000%, 12/01/2019	1,098,507	1,181,986
4.000%, 01/01/2020	58,729	62,236
5.000%, 02/01/2020	141,713	152,482
5.500%, 04/01/2020	653,658	715,180
6.000%, 07/01/2020	11,038	11,996
4.500%, 08/01/2020	1,695,990	1,807,066
6.000%, 08/01/2020	247,793	269,298
5.500%, 10/01/2020	194,728	211,108
4.000%, 02/01/2021	167,751	177,297
5.500%, 04/01/2021	50,102	54,316
5.500%, 05/01/2021	847,977	917,188
6.500%, 07/01/2021	22,621	25,113
6.000%, 08/01/2021	136,068	148,472
6.500%, 08/01/2021	891,920	964,384

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

November 30, 2011 (Unaudited)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES – 96.40% (Continued)
Freddie Mac Gold Pool (Continued)
6.000%, 09/01/2021	$64,378	$70,356
5.500%, 11/01/2021	65,259	70,749
5.500%, 10/01/2022	272,649	294,902
6.500%, 11/01/2022	13,441	14,922
5.000%, 01/01/2023	216,924	232,460
5.500%, 04/01/2023	385,432	416,649
5.500%, 05/01/2023	302,112	328,512
4.500%, 09/01/2023	197,642	211,980
5.000%, 09/01/2023	55,243	59,977
6.000%, 01/01/2024	676,966	736,986
5.500%, 02/01/2024	663,763	717,685
4.500%, 05/01/2024	193,101	207,109
5.500%, 06/01/2025	389,035	422,972
5.000%, 07/01/2025	1,919,579	2,057,056
5.000%, 09/01/2025	541,919	587,002
5.000%, 02/01/2026	287,786	311,727
6.000%, 08/01/2026	19,716	21,559
6.000%, 09/01/2026	145,775	159,402
5.500%, 12/01/2027	173,460	187,290
5.000%, 04/01/2018	295,824	315,738
5.500%, 11/01/2022	92,543	99,950
5.500%, 01/01/2026	39,317	42,600
Freddie Mac REMICS
2113, 6.000%, 01/15/2014	37,335	38,795
2863, 4.250%, 09/15/2014	36,993	37,212
2791, 5.000%, 05/15/2015	32,073	34,370
2843, 5.500%, 07/15/2015	84,349	89,661
2344, 6.000%, 08/15/2016	461,808	493,493
2677, 4.000%, 09/15/2016	59,809	60,037
2354, 5.750%, 09/15/2016	268,715	284,471
2562, 5.000%, 10/15/2016	17,357	17,398
2368B, 6.000%, 10/15/2016	62,335	66,276
2381, 5.500%, 11/15/2016	954,368	1,005,770
2635, 3.500%, 03/15/2017	41,158	41,465
2685, 4.000%, 03/15/2017	147,092	148,983
2582, 4.500%, 04/15/2017	6,532	6,530
2614, 4.000%, 05/15/2017	121,029	122,364
2513, 5.000%, 05/15/2017	43,048	43,438
2619, 4.500%, 06/15/2017	95,212	97,170
2458, 5.500%, 06/15/2017	204,649	218,012
2625, 3.250%, 07/15/2017	187,640	189,494
2634, 3.500%, 07/15/2017	175,146	177,411
2670, 5.000%, 07/15/2017	498,929	508,854
2636, 5.500%, 07/15/2017	227,944	236,007
2767, 4.000%, 09/15/2017	231,989	236,039
2503, 5.500%, 09/15/2017	217,932	234,201
2508, 5.000%, 10/15/2017	376,935	406,944

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

November 30, 2011 (Unaudited)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES – 96.40% (Continued)
Freddie Mac REMICS (Continued)
2509, 5.000%, 10/15/2017	$66,124	$70,634
2510, 5.000%, 10/15/2017	205,274	221,630
2513, 5.000%, 10/15/2017	397,578	424,285
2515, 5.000%, 10/15/2017	664,520	709,463
2564, 5.500%, 10/15/2017	110,789	118,783
2627, 3.000%, 11/15/2017	334,088	341,226
2595, 4.000%, 12/15/2017	641,172	662,932
3567, 4.000%, 12/15/2017	235,435	248,404
2543, 5.000%, 12/15/2017	152,615	163,219
2786, 4.500%, 01/15/2018	172,919	177,016
2892, 5.000%, 01/15/2018	27,858	27,933
2904, 5.000%, 01/15/2018	12,816	12,820
2564, 5.000%, 02/15/2018	250,000	273,174
2575, 5.000%, 02/15/2018	200,000	219,502
2629, 4.000%, 03/15/2018	342,374	357,564
2795, 5.000%, 03/15/2018	333,009	339,472
2888, 4.500%, 04/15/2018	425,000	437,470
2613, 3.250%, 05/15/2018	300,849	305,563
2617, 4.500%, 05/15/2018	1,125,000	1,211,578
2627, 4.500%, 06/15/2018	45,000	49,246
2958, 4.500%, 09/15/2018	85,642	87,082
2686, 3.500%, 10/15/2018	500,000	533,755
2685, 4.000%, 10/15/2018	150,000	160,831
2695, 4.000%, 10/15/2018	475,000	511,865
2875, 4.000%, 11/15/2018	389,484	404,938
2926, 4.500%, 01/15/2019	51,604	52,795
2927, 4.500%, 01/15/2019	174,223	177,655
2899, 4.500%, 03/15/2019	200,000	210,658
2790, 5.000%, 05/15/2019	82,280	88,359
2934, 5.000%, 02/15/2020	318,746	302,375
3037, 4.500%, 02/15/2020	112,784	117,482
2657, 5.000%, 12/15/2020	110,331	112,203
3296, 5.000%, 02/15/2021	145,714	150,359
2851, 4.500%, 08/15/2021	17,418	17,438
3062, 5.500%, 09/15/2021	25,237	25,587
3455, 4.500%, 10/15/2021	179,814	184,331
2568, 4.250%, 12/15/2021	85,881	86,191
2533, 5.500%, 12/15/2021	158,647	159,469
2666, 5.500%, 01/15/2022	68,995	71,286
3291, 4.500%, 03/15/2022	650,000	713,712
2522, 5.500%, 03/15/2022	40,231	41,064
3676, 3.000%, 04/15/2022	62,228	63,013
2558, 4.500%, 06/15/2022	258,879	265,293
2561, 5.500%, 06/15/2022	610,402	632,202
3033, 5.000%, 09/15/2022	40,184	40,322
2710, 4.750%, 12/15/2022	333,848	343,688
3004, 4.500%, 01/15/2023	145,000	150,897

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

November 30, 2011 (Unaudited)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES – 96.40% (Continued)
Freddie Mac REMICS (Continued)
2937, 4.500%, 06/15/2023	$428,168	$438,376
2676, 5.000%, 09/15/2023	893,682	972,787
2746, 5.000%, 02/15/2024	350,000	385,970
3007, 5.500%, 07/15/2024	193,645	203,593
2835, 5.500%, 08/15/2024	139,117	152,377
2892, 5.000%, 11/15/2024	822,531	896,073
2695, 4.500%, 08/15/2028	122,949	124,195
3070, 5.000%, 09/15/2028	62,604	62,692
3178, 6.000%, 09/15/2028	280,546	297,797
3059, 5.000%, 10/15/2028	222,776	225,262
2764, 5.000%, 01/15/2029	351,190	357,559
3104, 5.000%, 01/15/2029	232,280	233,584
3306, 5.500%, 09/15/2029	35,402	35,396
3305, 5.500%, 01/15/2030	129,322	129,724
3337, 5.500%, 07/15/2030	98,896	99,434
2864, 5.500%, 01/15/2031	169,055	175,836
2963, 5.500%, 02/15/2031	120,814	122,738
2875, 5.500%, 05/15/2031	74,012	74,901
2549, 5.500%, 06/15/2031	105,507	108,650
2344, 6.500%, 08/15/2031	107,756	119,058
2538, 5.500%, 09/15/2031	162,114	163,462
3113, 5.000%, 10/15/2031	100,000	103,253
2563, 5.500%, 10/15/2031	226,337	226,966
2922, 5.500%, 01/15/2032	39,170	40,329
2588, 5.000%, 03/15/2032	22,198	22,742
2597, 5.000%, 03/15/2032	41,338	42,170
2755, 0.657%, 04/15/2032 (a)	70,302	70,417
2883, 5.000%, 04/15/2032	159,189	162,402
2600, 5.500%, 06/15/2032	129,860	137,612
2968, 6.000%, 09/15/2032	308,860	322,880
3241, 5.500%, 07/15/2034	858,247	886,766
2718, 4.500%, 06/15/2017	51,231	52,310
2970, 5.500%, 01/15/2023	98,637	99,962
Ginnie Mae I Pool
5.000%, 02/15/2018	69,580	74,651
4.500%, 11/15/2018	548,251	586,835
6.000%, 01/15/2020	319,114	345,653
5.500%, 11/15/2020	430,221	464,102
Government National Mortgage Association
1998-21, 6.500%, 09/20/2028	113,160	124,480
2003-97, 4.500%, 01/16/2030	367,747	374,606
2009-58, 4.000%, 11/16/2031	168,484	175,736
2005-51, 4.500%, 07/20/2035	445,239	463,090
2007-49, 0.222%, 12/20/2035	40,228	39,294
Freddie Mac Reference REMIC
R001, 4.375%, 04/15/2015	26,649	26,679
TOTAL MORTGAGE BACKED SECURITIES (Cost $104,673,123)		105,166,583

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

November 30, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT TERM INVESTMENTS – 12.74%
First American US Treasury Money Market Fund
0.000% (a)	$13,902,539	$13,902,539
TOTAL SHORT TERM INVESTMENTS (Cost $13,902,539)		13,902,539

Total Investments (Cost $118,575,662) – 109.14%		119,069,122
Liabilities in Excess of Other Assets – (9.14)%		(9,968,601)
TOTAL NET ASSETS – 100.00%		$109,100,521

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at November 30, 2011.

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Statement of Assets and Liabilities

November 30, 2011 (Unaudited)

ASSETS
Investments, at value (cost $118,575,662)	$119,069,122
Cash	400
Dividends and interest receivable	373,037
Receivable for Fund shares sold	1,350,000
Other assets	22,791
TOTAL ASSETS	120,815,350

LIABILITIES
Payable for investments purchased	11,646,221
Payable to affiliates	24,827
Payable to Adviser	25,320
Accrued expenses and other liabilities	18,461
TOTAL LIABILITIES	11,714,829

NET ASSETS	$109,100,521

Net Assets Consist Of:
Paid-in capital	$108,651,707
Accumulated net investment loss	(82,574)
Undistributed net realized gain from investments	37,928
Net unrealized appreciation on investments	493,460
Net Assets	$109,100,521

Institutional Class Shares
Net assets	109,100,521
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	10,716,537
Net asset value, offering price and redemption price per share	$10.18

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Statement of Operations

For the Period Ended November 30, 2011(1) (Unaudited)

INVESTMENT INCOME
Interest income	$99,346
TOTAL INVESTMENT INCOME	99,346

EXPENSES
Advisory fees	87,045
Administration fees	31,880
Federal and state registration fees	13,092
Transfer agent fees and expenses	12,099
Audit and tax fees	7,956
Chief Compliance Officer fees and expenses	5,049
Legal fees	4,983
Reports to shareholders	4,434
Custody fees	3,762
Trustees’ fees and related expenses	3,084
Other expenses	8,536
TOTAL EXPENSES	181,920

NET INVESTMENT LOSS	(82,574)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	37,928
Change in net unrealized appreciation on investments	493,460
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	531,388

NET INCREASE IN NET ASSETS FROM OPERATIONS	$448,814

(1)	The Fund commenced operations on June 30, 2011.

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Statement of Changes in Net Assets

Period Ended
November 30, 2011(1)
(Unaudited)
FROM OPERATIONS
Net investment loss	$(82,574)
Net realized gain from investments	37,928
Change in net unrealized appreciation on investments	493,460
Net increase in net assets from operations	448,814

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	120,901,319
Payments for shares redeemed – Institutional Class	(12,249,612)
Net increase in net assets from capital share transactions	108,651,707

TOTAL INCREASE IN NET ASSETS	109,100,521

NET ASSETS:
Beginning of period	—
End of period	$109,100,521

ACCUMULATED NET INVESTMENT LOSS	$(82,574)

(1)	The Fund commenced operations on June 30, 2011.

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
November 30, 2011(1)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment loss(2)	(0.01)
Net realized and unrealized gain (loss) on investments	0.19
Total from Investment Operations	0.18

Net Asset Value, End of Period	$10.18

Total Return(3)	1.80%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$109,101

Ratio of expenses to average net assets(4)	0.63%

Ratio of net investment income (loss) to average net assets(4)	(0.28%)

Portfolio turnover rate(3)	37.34%

(1)	The Institutional share class commenced operations on June 30, 2011.
(2)	Per share net investment loss has been calculated using the daily average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Notes to Financial Statements
November 30, 2011 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund (the “Fund”) represents a distinct diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is to achieve a high and stable rate of return, when and as opportunities are available in the context of preserving capital in adverse markets.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  The Fund became effective on June 22, 2011.  The Institutional share class commenced operations on June 30, 2011.  As of the date of this report, the Retail share class had not commenced operations, but subsequently commenced operations on December 30, 2011.  Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single class of shares.  Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by M.D. Sass Investors Services, Inc. (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Notes to Financial Statements (Continued)
November 30, 2011 (Unaudited)

those instances as well as expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Fixed Income
Mortgage Backed Securities	$—	$105,166,583	$—	$105,166,583
Total Fixed Income	—	105,166,583	—	105,166,583
Short-Term Investments	13,902,539	—	—	13,902,539
Total Investments in Securities	$13,902,539	$105,166,583	$—	$119,069,122

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.  During the period, there were no significant transfers between levels for the Fund.  It is the Fund’s policy to record transfers between levels as of the end of the reporting period.  The Fund did not hold financial derivative instruments during the period.

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

As of and during the period ended November 30, 2011, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. federal tax authorities for the tax periods since the commencement of operations.

(c)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Notes to Financial Statements (Continued)
November 30, 2011 (Unaudited)

(e)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund.  Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.  Expenses directly attributable to a class of shares, which presently only include distribution fees, are recorded to the specific class.

(g)	Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds.  Dividend income and expense, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(3)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Fund compensates the Adviser for its management services at the annual rate of 0.30% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through June 29, 2014, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s operating expenses (excluding any taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends on short positions and interest and broker expenses, acquired fund fees and expenses or extraordinary expenses) do not exceed 0.70% (the “Expense Limitation Cap”) of the Fund’s average daily net assets of the Institutional share class.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap in place at the time of the waiver; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

(4)	Distribution Plan

The Trust adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Retail class shares for services to prospective Fund shareholders and distribution of Fund shares.  During the period ended November 30, 2011, the Fund did not accrue any expenses pursuant to the 12b-1 Plan since the Retail share class has not yet commenced operations.

(5)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC (“USBFS”) and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund.  This same Trustee is an interested person of the Distributor.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the period ended November 30, 2011, the Fund was allocated $5,049 of the Trust’s Chief Compliance Officer fee.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Notes to Financial Statements (Continued)
November 30, 2011 (Unaudited)

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Period Ended
November 30, 2011(1)
Shares sold	11,921,934
Shares redeemed	(1,205,397)
Net increase	10,716,537

(1)	The Fund commenced operations on June 30, 2011.

(7)	Investment Transactions

The aggregate purchases and sales of U.S. government securities, excluding short-term investments for the Fund for the period ended November 30, 2011, were $128,264,012 and $22,513,692, respectively.

(8)	Recent Tax Law

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law.  The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests.  Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

The provisions related to the Modernization Act for qualification testing are effective for the November 30, 2011 taxable year.  The effective date for changes in the treatment of capital losses is the November 30, 2012 taxable year.

(9)	Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following:

1)	the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers; and

2)
for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on April 28, 2011 to consider the initial approval of the Investment Advisory Agreement (the “Agreement”) between the M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund (the “Fund”), a series of the Trust, and M.D. Sass Investors Services, Inc., the Fund’s investment advisor (the “Adviser”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement, including a memorandum provided by the Fund’s legal counsel, which outlined the Board’s responsibilities in considering the investment advisory agreement.  The Trustees also reviewed and discussed the Form ADV for the Advisor, as well as a summary of a due diligence questionnaire completed by the Advisor.  The Board also considered other matters, including, but not limited to the following: (1) the quality of services that would be provided to the Fund by the Advisor; (2) the past performance of other accounts that have investment strategies that are similar to that of the Fund and are managed by Mr. Hugh Lamle, Mr. Dominic Bruno, Ms. Nancy Persoons, Mr. Jeffrey Miller, Mr. Fred Sung and Mr. Lipkee Lu, who would also serve as the Fund’s portfolio managers; (3) the fact that the Fund will benefit from the depth of investment talent and resources of the Advisor; (4) the proposed management fee structure under the advisory agreement with the Advisor; (5) the fact that the Advisor has agreed to maintain an expense limitation agreement on behalf of the Fund; and (6) other factors deemed relevant.

The Trustees noted that Mr. Lamle, President, Mr. Bruno, Vice President and Portfolio Manager, Mr. Cris Posada, Senior Vice President of Sales and Relationship Management, and Mr. Bobby Liu, General Counsel, each of the Advisor, had attended a special telephonic meeting of the Board held on March 30, 2011, and provided information concerning the Advisor’s proprietary process which would be applied to select investments for the Fund, and reviewed the background and performance track record of the persons who would serve as the portfolio managers for the Fund.  At the March 30, 2011 meeting, Mr. Lamle and Mr. Posada also reviewed the background and experience of the Advisor and its operations and staff, and provided information concerning the Advisor’s marketing efforts and the personnel who would lead those efforts on behalf of the Fund.  The Trustees also noted that during the meeting on March 30, 2011, Mr. Liu reviewed the Advisor’s compliance program, including the experience and qualifications of Mr. Liu as the Chief Compliance Officer for the Advisor.  The Board also considered the fact that the Advisor currently managed other accounts that employ similar investment processes to those that would be applied to the Fund, and reviewed the prior performance of those accounts.

In considering approval of the Agreement, the Trustees also reviewed the Trust’s post effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Fund.  Based on its evaluation of information provided by the Advisor, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

DISCUSSION OF FACTORS CONSIDERED

In considering the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND.

The Trustees considered the nature, extent and quality of services to be provided by the Advisor to the Fund.  The Trustees considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Mr. Lamle, Mr. Bruno, Ms. Persoons, Mr. Miller, Mr. Sung and Mr. Lu, who would manage the Fund’s investment portfolio, as well as other key personnel at the Advisor involved in the day-to-day activities of the Fund.  The Trustees reviewed the structure of the Advisor’s compliance procedures and the information provided by the Advisor in response to the due diligence questionnaire as well as other information provided by the Advisor and forwarded to the Trustees specifically for the April 28, 2011 meeting.  The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Advisor.  The Trustees also considered information presented by the Advisor at the March 30, 2011 meeting.  The Trustees, in consultation with their independent counsel, reviewed the Advisor’s policies and procedures and compliance program and were assured that it was compliant with Rule 206(4)-7(a) promulgated under the Investment Advisors Act of 1940, as

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

amended.  The Trustees concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE ADVISOR.

In assessing the portfolio management services to be provided by the Advisor, the Trustees noted the Advisor’s presentation at the March 30, 2011 meeting, during which the representatives from the Advisor provided information concerning the founding of the Advisor and the investment management experience of the persons who would serve as the Fund’s portfolio managers.  The Trustees also reviewed the Advisor’s performance for its other accounts that are managed using a strategy similar to that which would be employed by the Fund.  After considering all of the information, the Trustees concluded that the Fund and its shareholders were likely to benefit from the Advisor’s management.

3.	COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISOR.

The Trustees considered the cost of services and the structure of the Advisor’s fees.  The Trustees considered the cost structure of the Fund relative to its peer group based on the Lipper fee analysis provided to the Trustees as well as the proposed expense waivers and reimbursements of the Advisor.  The Trustees also examined the level of profits that could be expected to accrue to the Advisor from the fees payable under the Agreement and the proposed expense subsidization undertaken by the Advisor.

The Board considered the Fund’s proposed management fee of 0.30%, noting that the fee fell into the first quartile for its peer group of short-intermediate U.S. government funds, below the peer group average fee of 0.449%  The Board further noted that the Advisor had agreed to waive its management fee and/or reimburse fund expenses for at least a three-year period, so that the Fund’s total annual fund operating expenses do not exceed 0.950% and 0.700% of the Fund’s average annual assets for Retail Class shares and Institutional Class shares, respectively, which put the Fund’s total expense ratio into the third and second quartile compared to its peer group for Retail Class shares and Institutional Class shares, respectively, below the peer group average of 0.989%.  The Trustees concluded that the Fund’s expenses and the fees paid to the Advisor were fair and reasonable in light of the comparative expense and advisory fee information and the investment management services to be provided by the Advisor.  The Trustees further concluded that the Advisor’s profit from sponsoring the Fund would not be excessive and would enable the Advisor to maintain adequate profit levels to support its provision of advisory services to the Fund.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS.

The Trustees reviewed the structure of the Advisor’s advisory fees and discussed potential economies of scale (and if such economies are realized, how they would be shared with shareholders).  The Trustees concluded that the potential economies of scale that the Fund might realize would be achievable under the structure of the Advisor’s advisory fees and the Fund’s expenses.  The Trustees reviewed all proposed expense waivers and reimbursements by the Advisor with respect to the Fund.  With respect to the Advisor’s fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Fund were acceptable.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND.

The Trustees considered the direct and indirect benefits that could be received by the Advisor from its association with the Fund.  The Trustees concluded that the benefits the Advisor may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement with the Fund as being in the best interests of the Fund and its shareholders.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and
•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Additional Information
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees.  Information pertaining to the Trustees of the Trust is set forth below.  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-855-MDS-FUND (1-855-637-3863).

Independent Trustees
Number of
		Term of		Portfolios
	Position(s)	Office and		in Trust
Name,	Held with	Length of	Principal Occupation(s)	Overseen	Other Directorships
Address and Age	the Trust	Time Served	During the Past Five Years	by Trustee	Held by Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and Chair of Accounting,	28	Independent Trustee,
615 E. Michigan St.		Term; Since	Marquette University (2004–present).		USA MUTUALS (an
Milwaukee, WI 53202		August 22,			open-end investment
Age: 56		2001			company with two
portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/Midwest Airlines, Inc.	28	Independent Trustee,
615 E. Michigan St.		Term; Since	(airline company) (1986–present).		USA MUTUALS (an
Milwaukee, WI 53202		August 22,			open-end investment
Age: 55		2001			company with two
portfolios).

Jonas B. Siegel	Trustee	Indefinite	Managing Director, Chief	28	Independent Trustee,
615 E. Michigan St.		Term; Since	Administrative Officer (“CAO”) and		Gottex Multi-Asset
Milwaukee, WI 53202		October 23,	Chief Compliance Officer (“CCO”),		Endowment Fund
Age: 68		2009	Granite Capital International Group,		complex (three closed-
			L.P. (an investment management firm)		end investment
			(1994–present); Vice President,		companies);
			Secretary, Treasurer and CCO of		Independent Trustee,
			Granum Series Trust (an open-end		Gottex Multi-
			investment company) (1997–2007);		Alternatives
			President, CAO and CCO, Granum		Fund complex
			Securities, LLC (a broker-dealer)		(three closed-end
			(1997–2007).		investment companies);
Independent Trustee,
Ramius IDF, LLC, (a
closed- end investment
company).
Interested Trustee and Officers
Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice President, U.S.	28	Trustee, Buffalo Funds
615 E. Michigan St.	President	Term; Since	Bancorp Fund Services, LLC		(an open- end
Milwaukee, WI 53202	and	August 22,	(1994–present).		investment company
Age: 49	Trustee	2001			with ten portfolios);
Trustee, USA
MUTUALS (an open-
end investment
company with two
portfolios).

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Additional Information (Continued)
(Unaudited)
Number of
		Term of		Portfolios
	Position(s)	Office and		in Trust
Name,	Held with	Length of	Principal Occupation(s)	Overseen	Other Directorships
Address and Age	the Trust	Time Served	During the Past Five Years	by Trustee	Held by Trustee

John Buckel	Vice	Indefinite	Mutual Fund Administrator,	N/A	N/A
615 E. Michigan St.	President,	Term; Since	U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202	Treasurer	January 10,	(2004–present).
Age: 54	and	2008 (Vice
	Principal	President);
	Accounting	Since
	Officer	September 10,
2008
(Treasurer)

Robert M. Slotky	Vice	Indefinite	Senior Vice President, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Fund Services, LLC (2001–present).
Milwaukee, WI 53202	Chief	January 26,
Age: 64	Compliance	2011
Officer and
Anti-Money
Laundering
Officer
Rachel A. Spearo	Secretary	Indefinite	Vice President and Legal Compliance	N/A	N/A
615 E. Michigan St.		Term; Since	Officer, U.S. Bancorp Fund Services,
Milwaukee, WI 53202		November 15,	LLC (2004–present).
Age: 32		2005

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund Administrator, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Bancorp Fund Services, LLC
Milwaukee, WI 53202		January 10,	(2002–present).
Age: 37		2008

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund Administrator, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Bancorp Fund Services, LLC
Milwaukee, WI 53202		July 21,	(2008–present).
Age: 29		2011

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995.  These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies.  A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-855-MDS-FUND (1-855-637-3863).  A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 will be available without charge, upon request, by calling, toll free, 1-855-MDS-FUND (1-855-637-3863), or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends.  The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters).  Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

M.D. SASS 1-3 YEAR DURATION U.S. AGENCY BOND FUND

Investment Adviser	M.D. Sass Investors Services, Inc.
1185 Avenue of the Americas
18th Floor
New York, New York 10036

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	800 Westpoint Parkway
Suite 1100
Westlake, Ohio 44145

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Trust for Professional Managers

By (Signature and Title)*       /s/ Joseph Neuberger
Joseph Neuberger, President

Date          January 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Joseph Neuberger
Joseph Neuberger, President

Date          January 31, 2012

By (Signature and Title)*       /s/ John Buckel
John Buckel, Treasurer

Date          January 31, 2012

* Print the name and title of each signing officer under his or her signature.